Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash from (used by) operations
Net income after taxes	$ 340.0	$ 572.0
Items not involving cash:
Depreciation and amortization (notes 8 and 9)	422.0	414.0
Provisions on assets (note 6)	64.0	109.0
Accretion expenses (note 17)	6.0	5.0
Share-based compensation (note 25)	7.0	6.0
Deferred income tax expense (note 20)	47.0	126.0
Gains on sale of assets (notes 4 and 27)	(6.0)	(223.0)
Gain on remeasurement of previously held interest in AIJVLP (note 3)	0.0	(22.0)
Loss (income) from equity investments (note 14)	261.0	(49.0)
Unrealized gains on risk management contracts (note 23)	(18.0)	(21.0)
Amortization of deferred financing costs	5.0	8.0
Provision for doubtful accounts	14.0	25.0
Change in pension and other post-retirement benefits (note 28)	(25.0)	(11.0)
Other	28.0	15.0
Asset retirement obligations settled (note 17)	(10.0)	(4.0)
Distributions from equity investments	13.0	26.0
Changes in operating assets and liabilities (note 31)	(410.0)	(203.0)
Net cash provided (required) by operating activities	738.0	773.0
Investing activities
Business acquisitions, net of cash acquired (note 3)	0.0	(675.0)
Capital expenditures - property, plant and equipment	(805.0)	(825.0)
Capital expenditures - intangible assets	(9.0)	(18.0)
Contributions to equity investments	(11.0)	(72.0)
Change in loan to affiliate	0.0	(75.0)
Proceeds from disposition of equity investments (note 14)	3.0	376.0
Proceeds from sale of investments in publicly-traded entities	0.0	4.0
Proceeds from disposition of assets, net of transaction costs (note 4)	346.0	74.0
Other changes in investing activities	(7.0)	0.0
Net cash provided (required) by investing activities	(483.0)	(1,211.0)
Financing activities
Net repayment of short-term debt	(78.0)	(157.0)
Issuance of long-term debt, net of debt issuance costs	446.0	1,962.0
Repayment of long-term debt	(11.0)	(1,056.0)
Net borrowing (repayment) under credit facilities	(229.0)	191.0
Dividends - common shares	(303.0)	(268.0)
Dividends - preferred shares	(53.0)	(66.0)
Distributions to non-controlling interest	(32.0)	(28.0)
Contributions from non-controlling interests	1.0	7.0
Net proceeds from shares issued on exercise of options	14.0	1.0
Net proceeds from issuance of common shares	0.0	6.0
Redemption of preferred shares (note 25)	0.0	(200.0)
Net cash provided (required) by financing activities	(245.0)	392.0
Change in cash, cash equivalents, and restricted cash	10.0	(46.0)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	0.0	(2.0)
Cash, cash equivalents, and restricted cash beginning of year	74.0	122.0
Cash, cash equivalents, and restricted cash end of year (note 31)	$ 84.0	$ 74.0